UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant of Rule 24f-2

Read instructions at end of Form before preparing Form

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1.       Name and address of issuer:

         GARDNER LEWIS INVESTMENT TRUST
         105 NORTH WASHINGTON STREET
         POST OFFICE BOX 69
         ROCKY MOUNT, NC 27802-0069
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2.       Name of each series or class of funds for which this notice is filed:

         THE CHESAPEAKE GROWTH FUND SUPER-INSTITUTIONAL SHARES
         THE CHESAPEAKE GROWTH FUND INSTITUTIONAL SHARES
         THE CHESAPEAKE GROWTH FUND SERIES A SHARES
         THE CHESAPEAKE GROWTH FUND SERIES C SHARES
         THE CHESAPEAKE GROWTH FUND SERIES D SHARES
         THE CHESAPEAKE CORE GROWTH FUND

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3.       Investment Company Act File Number:                  811-07324

         Securities Act File Number:                          033-53800

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4(a).    Last day of fiscal year for which this notice is filed:

         02/28/98

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4(b).    Check box is this Form is being filed late (i.e. more than 90  calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

         [  ]

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4(c).    Check box if this is the last time issuer will be filing this Form.

         [  ]

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5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold during           $    70,562,806
      the fiscal year in pursuant to Section 24f-2:         __________________


(ii)  Aggregate price of securities redeemed or                $    49,162,793
      repurchased during the fiscal year                    __________________



(iii) Aggregate price of securities redeemed or
      repurchased  during and prior fiscal year
      ending no  earlier than October 11, 1995
      that were not previously used to reduce                  $             0
      registration fees payable to the commission           __________________


(iv)  Total available redemption credits                       $    49,162,793
      [add items 5(ii) and 5(iii):                          __________________



(v)   Net Sales -- if item 5(i) is greater than Item 5(iv)     $    21,400,013
      [subtract Item 5(iv) from Item 5(i)]:                 __________________


(vi)  Redemption credits available for use in future
      years- if item 5(i) is less than 5(iv)[subtract          $ (         0 )
      Item 5(iv) from Item 5(i)]:                           __________________

(vii) Multiplier for determining registration fee     X                .000295
         (See Instruction C.9):                             __________________


(viii)Registration fee due [multiply Item 5(v) by     =        $      6,313.00
         Item 5(vii)] (enter "0" if no fee is due):         ==================

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6.       Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares other than units ) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                       +       $             0
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8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

                                                       =       $      6,313.00
                                                            ==================

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

        5/29/98


        Method of Delivery

        |x|              Wire Transfer

        |_|              Mail or other means

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*     /s/ C. Frank Watson III
                              __________________________________________________

                                   C. Frank Watson III,  Secretary
                              --------------------------------------------------


Date        May 29, 1998
         __________________________________


*  Please print the name and title of the signing officer below the signature.